UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     February 09, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $621,878 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       DBCV  3.000%12/0 00846UAB7      546   500000 PRN      SOLE                   500000        0        0
AMERICAN INTL GROUP INC        COM              026874107     6040    91129 SH       SOLE                    91129        0        0
BANK OF BERMUDA LTD            SHS              G07644100      360     8000 SH       SOLE                     8000        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH INC            COM              14149Y108    55996   915572 SH       SOLE                   915572        0        0
CHEVRONTEXACO CORP             COM              166764100      233     2700 SH       SOLE                     2700        0        0
CLOROX CO DEL                  COM              189054109    74062  1525170 SH       SOLE                  1525170        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  3.750% 7/0 232806AF6     1407  1407000 PRN      SOLE                  1407000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      230     5000 SH       SOLE                     5000        0        0
EXXON MOBIL CORP               COM              30231G102      217     5296 SH       SOLE                     5296        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    45070   772804 SH       SOLE                   772804        0        0
FEDERAL NATL MTG ASSN          COM              313586109      285     3800 SH       SOLE                     3800        0        0
I2 TECHNOLOGIES                5.25% DUE 06     465754AF6     9399 10386000 PRN      SOLE                 10386000        0        0
IRON MTN INC PA                COM              462846106    19477   492142 SH       SOLE                   492142        0        0
LIZ CLAIBORNE INC              COM              539320101    15040   424142 SH       SOLE                   424142        0        0
MICROSOFT CORP                 COM              594918104    27521  1005510 SH       SOLE                  1005510        0        0
NIKE INC                       CL B             654106103    47681   696475 SH       SOLE                   696475        0        0
PAYCHEX INC                    COM              704326107    18240   490320 SH       SOLE                   490320        0        0
PROGRESSIVE CORP OHIO          COM              743315103    92487  1106432 SH       SOLE                  1106432        0        0
SAFEWAY INC                    COM NEW          786514208    11365   518731 SH       SOLE                   518731        0        0
SEALED AIR CORP NEW            COM              81211K100     1402    25900 SH       SOLE                    25900        0        0
VIACOM INC                     CL B             925524308    67643  1524176 SH       SOLE                  1524176        0        0
WATERS CORP                    COM              941848103    63061  1901725 SH       SOLE                  1901725        0        0
WELLS FARGO & CO NEW           COM              949746101    64116  1088719 SH       SOLE                  1088719        0        0